Facility Fire - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Loss Contingencies [Line Items]
Fire damage, recognized gross expenses	$ 7.1
Probable insurance recoveries	2.8
Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Probable insurance recoveries	3.5
General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Probable insurance recoveries	$ 6.2